                                                              [WELLS FARGO LOGO]


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WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND                  PROSPECTUS
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                            Class A, Class B, Class C



                                                                February 5, 2003


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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Table of Contents                                       Montgomery Emerging Markets Focus Fund
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Overview                                         Objective and Principal Strategy                         4
Important summary information                    Summary of Important Risks                               6
about the Fund.                                  Performance History                                      7
                                                 Summary of Expenses                                      8
                                                 Key Information                                         10
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The Fund                                         Montgomery Emerging Markets Focus Fund                  11

Important information                            Additional Strategies and
about the Fund.                                    General Investment Risks                              12
                                                 Organization and Management of the Fund                 15
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Your Investment                                  A Choice of Share Classes                               18

How to open an account and                       Reductions and Waivers of Sales Charges                 21
how to buy, sell and exchange                    Exchanges                                               24
Fund shares.                                     Your Account                                            25
                                                   How to Buy Shares                                     27
                                                   How to Sell Shares                                    30
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Reference                                        Additional Services and Other Information               32

Additional information and term                  Portfolio Manager                                       34
definitions.                                     Glossary                                                35

Fund Overview
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See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

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     FUND                               OBJECTIVE
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     Montgomery Emerging
     Markets Focus Fund                 Seeks long-term capital appreciation.


4  Montgomery Emerging Markets Focus Fund Prospectus

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PRINCIPAL STRATEGY
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We invest in a focused portfolio consisting of equity securities of 20 to 40 companies that are tied economically to emerging market countries.

                            Montgomery Emerging Markets Focus Fund Prospectus  5

Summary of Important Risks
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This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..  the individual Fund description beginning on page 11;

.. the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..  the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

Foreign Investments
The Fund invests in foreign investments, which are subject to greater and more risks than U.S./domestic investments. These additional risks include potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Emerging Market Securities
The Fund invests principally in emerging markets securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements.

Portfolio Focus
Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a mutual fund investing in a greater number of securities.

6  Montgomery Emerging Markets Focus Fund Prospectus

Performance History
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The Fund has been in operation for less than one calendar year, therefore, no performance information is shown.

                            Montgomery Emerging Markets Focus Fund Prospectus  7

Montgomery Emerging Markets Focus Fund
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These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.
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SHAREHOLDER FEES
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                                                                                    Montgomery Emerging
                                                                                    Markets Focus Fund
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                                                                                CLASS A   CLASS B  CLASS C
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Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                              5.75%      None    1.00%

Maximum deferred sales charge (load) (as a percentage of
the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)   None/1/    5.00%   1.00%

Redemption Fee/2/                                                                2.00%      2.00%   2.00%
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                                                                                    Montgomery Emerging
                                                                                    Markets Focus Fund
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                                                                                CLASS A   CLASS B  CLASS C
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Management Fees                                                                  1.10%     1.10%    1.10%
Distribution (12b-1) Fees                                                        0.00%     0.75%    0.75%
Other Expenses/3/                                                                0.94%     0.94%    0.94%
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TOTAL ANNUAL FUND OPERATING EXPENSES                                             2.04%     2.79%    2.79%
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Fee Waivers                                                                      0.14%     0.14%    0.14%
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NET EXPENSES/4/                                                                  1.90%     2.65%    2.65%
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/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.
/3/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo Bank & Company.
/4/ The adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8  Montgomery Emerging Markets Focus Fund Prospectus

                                                             Summary of Expenses
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EXAMPLE OF EXPENSES
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These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

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                                               Montgomery Emerging
                                               Markets Focus Fund
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                                         CLASS A    CLASS B     CLASS C
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1 YEAR                                   $   757    $   768     $   465
3 YEARS                                  $ 1,165    $ 1,152     $   943
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You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
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                                               Montgomery Emerging
                                               Markets Focus Fund
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                                         CLASS A    CLASS B     CLASS C
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1 YEAR                                   $   757    $   268     $   365
3 YEARS                                  $ 1,165    $   852     $   943
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                            Montgomery Emerging Markets Focus Fund Prospectus  9

Key Information
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In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers."You" refers to the shareholder or potential investor.
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Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.
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Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..  what the Fund is trying to achieve; and
..  how we intend to invest your money.
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Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.
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Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

10  Montgomery Emerging Markets Focus Fund Prospectus

Montgomery Emerging Markets Focus Fund
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Portfolio Manager: Josephine Jimenez CFA
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Investment Objective
The Montgomery Emerging Markets Focus Fund seeks long-term capital appreciation.

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Investment Strategies
We invest in a focused equity portfolio of companies tied economically to emerging market countries. We combine in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. We travel to emerging market countries to gain firsthand insight into the economic, political and social trends that affect investment in those countries. We allocate the Fund's assets among emerging markets with stable or improving macroeconomic environments and invest in companies within those countries that we believe have high capital appreciation potential without excessive risks.

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Permitted Investments

Under normal circumstances, we invest:

..    at least 80% of the Fund's assets in emerging market securities;

..    in a minimum of three but no more than ten emerging market countries in
     Latin America, Asia, Europe, Africa and the Middle East; and

..    in 20 to 40 emerging market companies.

As part of our investment strategy, we may invest up to 50% of total assets in a single emerging market country.

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Important Risk Factors
The Fund is primarily subject to the risks described on page 6.

The Fund invests principally in emerging market securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements. Because the Fund may invest a large percentage of its assets in a single emerging market country, the value of an investment in the Fund may be more volatile and subject to greater risks than will an investment in a mutual fund that is more broadly diversified.

Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a mutual fund investing in a greater number of securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

                           Montgomery Emerging Markets Focus Fund Prospectus  11

Additional Strategies and General Investment Risks
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Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Montgomery Emerging Markets Focus Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that the Fund will meet its investment objective.

..    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 12  Montgomery Emerging Markets Focus Fund Prospectus

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What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists, and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                           Montgomery Emerging Markets Focus Fund Prospectus  13

Additional Strategies and General Investment Risks
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Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

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INVESTMENT PRACTICE                                             PRINCIPAL RISK(S)
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Borrowing Policies
The ability to borrow money for temporary purposes              Leverage Risk
(e.g. to meet shareholder redemptions).

Emerging Market Securities
Securities issued by companies tied economically to             Regulatory, Liquidity and
countries. Generally, these securities have the same            Currency Risk
emerging market type of risks as  foreign
securities but to a higher degree.

Foreign Securities
Equity securities issued by a non-U.S. company, which           Foreign Investment, Regulatory,
may be in the form of an ADR or similar investment.             Liquidity and Currency Risk

Illiquid Securities
A security which may not be sold or disposed of in the          Liquidity Risk
ordinary course of business within seven days at the
value determined by the Fund. Limited to 15% of net
assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers          Counter-Party and
and financial institutions to increase return on those          Leverage Risk
securities. Loans may be made up to the limits imposed
by the Investment Company Act of 1940 ("1940 Act")
(currently one-third of total assets, including the
value of the collateral received).

Options
The right or obligation to receive or deliver a                 Liquidity Risk
security or cash payment depending on the security's
price or the performance of an index or benchmark.
Types of options used may include: options on
securities, options on a stock index, stock index
futures and options on stock index futures to protect
liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual               Market Risk
funds, which will cause Fund shareholders
to bear a pro rata portion of the other fund's
expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may           Liquidity Risk
or may not be resold in accordance with Rule 144A under
the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees          Counter-Party Risk
to buy back a security at an agreed upon time and
price, usually with interest.

14  Montgomery Emerging Markets Focus Fund Prospectus

Organization and Management of the Fund
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A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("the Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

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                                           BOARD OF TRUSTEES
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                                    Supervises the Fund's activities
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       INVESTMENT ADVISER                                                         CUSTODIAN
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Wells Fargo Funds Management, LLC                                     Wells Fargo Bank Minnesota, N.A.
525 Market Street                                                     6th & Marquette
San Francisco, CA                                                     Minneapolis, MN
Manages the Fund's investment activities                              Provides safekeeping for the
                                                                      Fund's assets
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                                        INVESTMENT SUB-ADVISER
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                                 Wells Capital Management, Incorporated
                                           525 Market Street
                                           San Francisco, CA
                            Responsible for day-to-day portfolio management
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                                                                                        SHAREHOLDER
                                                      TRANSFER                           SERVICING
     ADMINISTRATOR                                      AGENT                              AGENTS
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Wells Fargo Funds Management, LLC           Boston Financial Data Services, Inc.      Various Agents
525 Market Street                           Two Heritage Drive
San Francisco, CA                           Quincy, MA

Manages the Fund's business activities      Maintains records of shares and           Provide services
                                            supervises the  paying of dividends       to customers
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                              FINANCIAL SERVICES FIRMS AND SELLING AGENTS
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                    Advise current and prospective shareholders on Fund investments
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                                            SHAREHOLDERS

                           Montgomery Emerging Markets Focus Fund Prospectus  15

Organization and Management of the Fund
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The Investment Adviser
Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

Dormant Multi-Manager Structure
The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers;
(ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser
Wells Capital Management Incorporated, ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity it is responsible for the day-to-day investment management activities of this Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of September 30, 2002, Wells Capital Management managed assets aggregating in excess of $106 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

16  Montgomery Emerging Markets Focus Fund Prospectus

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Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                           Montgomery Emerging Markets Focus Fund Prospectus  17

A Choice of Share Classes
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After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

..    Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

..    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

..    Class C Shares--with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for the Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

18  Montgomery Emerging Markets Focus Fund Prospectus

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CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
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                          FRONT-END SALES      FRONT-END SALES
                            CHARGE AS %          CHARGE AS %
           AMOUNT           OF PUBLIC           OF NET AMOUNT
        OF PURCHASE      OFFERING PRICE           INVESTED

Less than $50,000            5.75%                 6.10%
$50,000 to $  99,999         4.75%                 4.99%
$100,000 to $249,999         3.75%                 3.90%
$250,000 to $499,999         2.75%                 2.83%
$500,000 to $999,999         2.00%                 2.04%
$1,000,000 and over/1/       0.00%                 0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

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CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
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REDEMPTION WITHIN    1 YEAR   2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS   8 YEARS
CDSC                  5.00%    4.00%    3.00%    3.00%    2.00%    1.00%    0.00%   A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

                           Montgomery Emerging Markets Focus Fund Prospectus  19

A Choice of Share Classes
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Class C Share Sales Charge
If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Fund's distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

20  Montgomery Emerging Markets Focus Fund Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

..   You pay no sales charges on Fund shares you buy with reinvested distributions.

..   You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

..   By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

..   Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

..   You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

..   You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

..   a family unit, including children under the age of twenty-one or single trust estate;

..   a trustee or fiduciary purchasing for a single fiduciary relationship; or

..   the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                           Montgomery Emerging Markets Focus Fund Prospectus  21

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class C Share Reductions
..   You pay no sales charge on Class C shares you purchase with the proceeds of a redemption of Class C shares within 120 days of the date of the redemption.

Class B and Class C Share CDSC Waivers
..   You pay no CDSC on Fund shares you purchase with reinvested distributions.

..   We waive the CDSC for all redemptions made because of scheduled (Internal
    Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

..   We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)

..   We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

..   We waive the Class C share CDSC for certain types of accounts.

..   We waive the CDSC for all Class B shares and for all Class C shares within the first year of purchase on withdrawals that meet all of the following circumstances:

    . withdrawals are made by participating in the Systematic Withdrawal Program; and

    . withdrawals may not exceed 10% of your Fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

..   Current and retired employees, directors/trustees and officers of:

    .   Wells Fargo Funds (including any predecessor funds);

    .   Wells Fargo & Company and its affiliates; and

    .   the family members of any of the above.

..   Current employees of:

    .   Stephens Inc. and its affiliates;

    .   broker-dealers who act as selling agents; and

    . immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with the Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

22   Montgomery Emerging Markets Focus Fund Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The Class B and Class C shares each pay an annual fee of 0.75% of the Fund's average daily net assets. These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                          Montgomery Emerging Markets Focus Fund Prospectus   23

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..   You should carefully read the prospectus for the Fund into which you wish to exchange.

..   Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

..   If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

..   Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

..   You may exchange Class B shares of the Fund for Money Market Fund Class B shares. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

..   Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

..   In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

24  Montgomery Emerging Markets Focus Fund Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

..   As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..   The Fund's investments are generally valued at current market prices.
    Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest quoted bid price. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..   We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

..   We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..   The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
..   By opening an account directly with the Fund (simply complete and return a
    Wells Fargo Funds Application with proper payment);

..   Through a brokerage account with an approved selling agent; or

..   Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

                          Montgomery Emerging Markets Focus Fund Prospectus   25

Your Account
--------------------------------------------------------------------------------

Minimum Investments
..    $1,000 per Fund minimum initial investment; or

..    $100 per Fund if you use the Systematic Purchase Program; and

..    $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

Redemption Fee
A 2.00% redemption fee will be assessed on the NAV of shares redeemed or exchanged within three months after purchase and will be deducted from the redemption proceeds otherwise payable to the shareholder. The redemption fee for the Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund's portfolio caused by short-term investments. This redemption fee will be retained by the Fund.

26  Montgomery Emerging Markets Focus Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

..    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Montgomery Emerging Markets Focus Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

..    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

..    You may start your account with $100 if you elect the Systematic Purchase
     Program option on the Application.

..    Mail to: Wells Fargo Funds            Overnight Mail Only: Wells Fargo Funds
              P.O. Box 826                                      ATTN: CCSU-Boston Financial
              Boston, MA 02266-8266                             66 Brooks Drive
                                                                Braintree, MA 02184

--------------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

..    Enclose the payment stub/card from your statement if available.

..    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

                          Montgomery Emerging Markets Focus Fund Prospectus   27

Your Account
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
..    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

..    If you do not currently have an account, complete a Wells Fargo Funds
     Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

..    All purchases must be made with U.S. dollars.

..    Mail the completed application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

..    Overnight Application to:  Wells Fargo Funds
                                ATTN: CCSU-Boston Financial
                                66 Brooks Drive
                                Braintree, MA 02184

..    Wire money to:             State Street Bank & Trust         Attention:
                                Boston, MA                        Wells Fargo Funds (Name
                                                                  of Fund, Account Number,
                                Bank Routing Number:              and Share Class)
                                ABA 011000028
                                                                  Account Name:
                                Wire Purchase Account Number:     (Registration Name
                                9905-437-1                        Indicated on Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

..    Wire money to:             State Street Bank & Trust         Attention:
                                Boston, MA                        Wells Fargo Funds (Name
                                                                  of Fund, Account Number,
                                Bank Routing Number:              and Share Class)
                                ABA 011000028
                                                                  Account Name:
                                Wire Purchase Account Number:     (Registration Name
                                9905-437-1                        Indicated on Account)

28  Montgomery Emerging Markets Focus Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..    You can only make your first purchase of the Fund by phone if you already have an existing Wells Fargo Funds Account.

..    Call Investor Services at 1-800-222-8222, option 0, for an Investor
     Services Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Call Investor Services at 1-800-222-8222, option 0, for an Investor
     Services Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Shareholders with an existing Wells Fargo Funds Account may purchase additional shares of a Fund that they already own via the Internet.

..    Visit our website at www.wellsfargofunds.com to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account

..    Further information is available by calling Investor Services at
     1-800-222-8222.

                           Montgomery Emerging Markets Focus Fund Prospectus  29

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

..    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

..    Make sure all the account owners sign the request exactly as their names appear on the account application.

..    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

..    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

..    Call Investor Services at 1-800-222-8222, option 0, for an Investor Service
     Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

..    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

..    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

..    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

..    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

30  Montgomery Emerging Markets Focus Fund Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------

..    Shareholders with an existing Wells Fargo Funds Account may redeem shares of the Fund via the Internet.

..    Visit our website at www.wellsfargofunds.com to process your redemption request ($100 or more). Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record.

..    Further information is available by calling Investor Services at
     1-800-222-8222.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

..    Your redemptions are net of any applicable CDSC.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or the Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                           Montgomery Emerging Markets Focus Fund Prospectus  31

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

..    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

..    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

..    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Fund makes distributions of any net investment income and realized capital gains at least annually.

We offer the following distribution options:

..    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

..    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

..    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

32   Montgomery Emerging Markets Focus Fund Prospectus

..    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gain, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro-rata portion of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such amount in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. We expect the Fund to be eligible to make this election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

                          Montgomery Emerging Markets Focus Fund Prospectus   33

Portfolio Manager
--------------------------------------------------------------------------------

Josephine Jimenez, CFA
Montgomery Emerging Markets Focus Fund since 2003
Ms. Jimenez joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Ms. Jimenez was a senior portfolio manager with Montgomery Asset Management, which she joined in 1991 to launch and manage the firm's emerging markets funds. In addition to managing the emerging markets strategies at Montgomery since 1992, Ms. Jimenez managed the Montgomery Emerging Markets Focus Fund since its inception in 1997. Prior to joining Montgomery, Ms. Jimenez was a portfolio manager at Emerging Markets Investors Corporation. From 1981 through 1988, she analyzed U.S. equity securities, first at Massachusetts Mutual Life Insurance Company, then at Shawmut Corporation. Ms. Jimenez received her M.S. degree from the Massachusetts Institute of Technology and her B.S. degree from New York University.

34   Montgomery Emerging Markets Focus Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
An increase in the value of a security.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

Emerging Markets
Financial markets associated with a country that is considered by the international financial community and international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, to have an "emerging" stock market. These financial markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

Emerging Market Securities
Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country;
(2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries.

FDIC
The Federal Deposit Insurance Corporation. This is the company, that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

                           Montgomery Emerging Markets Focus Fund Prospectus  35

Glossary
--------------------------------------------------------------------------------

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributor that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

36  Montgomery Emerging Markets Focus Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P060 (2/03)
ICA Reg. No.
811-09253

                                                                 [LOGO]
                                                       Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONTGOMERY EMERGING MARKETS
FOCUS FUND
                                                                 ------------
                                                                  PROSPECTUS
                                                                 ------------
                                                                February 5, 2003

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                      [This page intentionally left blank]

Table of Contents                             Montgomery Emerging Markets Focus Fund
------------------------------------------------------------------------------------
Overview                            Objective and Principal Strategy               4
Important summary information       Summary of Important Risks                     6
about the Fund.                     Performance History                            7
                                    Summary of Expenses                            8
                                    Key Information                               10
------------------------------------------------------------------------------------
The Funds                           Montgomery Emerging Markets Focus Fund        11
Important information about         Additional Strategies and
the Fund.                             General Investment Risks                    12
                                    Organization and Management
                                      of the Fund                                 15
------------------------------------------------------------------------------------
Your Investment                     Your Account                                  18
How to open an account and            How to Buy Shares                           19
how to buy, sell and exchange         How to Sell Shares                          20
Fund shares.                          Exchanges                                   21
------------------------------------------------------------------------------------
Reference                           Other Information                             22
Additional information and term     Portfolio Manager                             23
definitions.                        Glossary                                      24

Fund Overview
--------------------------------------------------------------------------------
See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
 FUND                                   OBJECTIVE
--------------------------------------------------------------------------------
   Montgomery Emerging                  Seeks long-term capital appreciation.
   Markets Focus Fund

4 Montgomery Emerging Markets Focus Fund Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest in a focused portfolio consisting of equity securities of 20 to 40 companies that are tied economically to emerging market countries.

                            Montgomery Emerging Markets Focus Fund Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description beginning on page 11;

..    the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

Foreign Investments
The Fund invests in foreign investments, which are subject to greater and more risks than U.S./domestic investments. These additional risks include potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Emerging Market Securities
The Fund invests principally in emerging markets securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements.

Portfolio Focus
Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a mutual fund investing in a greater number of securities.

6  Montgomery Emerging Markets Focus Fund Prospectus

Performance History
--------------------------------------------------------------------------------

The Fund has been in operation for less than one calendar year, therefore, no performance information is shown.

                            Montgomery Emerging Markets Focus Fund Prospectus  7

Montgomery Emerging Markets Focus Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                            Montgomery Emerging
                                                                            Markets Focus Fund
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)                                                                 None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)                  None

Redemption Fee/1/                                                                  2.00%
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                            Montgomery Emerging
                                                                            Markets Focus Fund
------------------------------------------------------------------------------------------------
Management Fees                                                                    1.10%
Distribution (12b-1) Fees                                                          0.00%
Other Expenses/2/                                                                  0.61%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.71%
------------------------------------------------------------------------------------------------
Fee Waivers                                                                        0.11%
------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                                    1.60%
------------------------------------------------------------------------------------------------

/1/ Deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.
/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.
/3/ The adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8  Montgomery Emerging Markets Focus Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                            Montgomery Emerging
                                                            Markets Focus Fund
--------------------------------------------------------------------------------
1 YEAR                                                               $ 163
3 YEARS                                                              $ 528
--------------------------------------------------------------------------------

                            Montgomery Emerging Markets Focus Fund Prospectus  9

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in the Fund:
The summary information on the previous page is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..    what the Fund is trying to achieve; and

..    how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

10  Montgomery Emerging Markets Focus Fund Prospectus

Montgomery Emerging Markets Focus Fund
--------------------------------------------------------------------------------

Portfolio Manager: Josephine Jimenez, CFA

--------------------------------------------------------------------------------

Investment Objective
The Montgomery Emerging Markets Focus Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We invest in a focused equity portfolio of companies tied economically to emerging market countries. We combine in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. We travel to emerging market countries to gain firsthand insight into the economic, political and social trends that affect investment in those countries. We allocate the Fund's assets among emerging markets with stable or improving macroeconomic environments and invest in companies within those countries that we believe have high capital appreciation potential without excessive risks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..    at least 80% of the Fund's assets in emerging market securities;

..    in a minimum of three but no more than ten emerging market countries in
     Latin America, Asia, Europe, Africa and the Middle East; and

..    in 20 to 40 emerging market companies.

As part of our investment strategy, we may invest up to 50% of total assets in a single emerging market country.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described on page 6.

The Fund invests principally in emerging market securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements. Because the Fund may invest a large percentage of its assets in a single emerging market country, the value of an investment in the Fund may be more volatile and subject to greater risks than will an investment in a mutual fund that is more broadly diversified.

Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a mutual fund investing in a greater number of securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

                           Montgomery Emerging Markets Focus Fund Prospectus  11

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Montgomery Emerging Markets Focus Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that the Fund will meet its investment objective.

..    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The Fund may also use various derivative investments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

12  Montgomery Emerging Markets Focus Fund Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists, and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                           Montgomery Emerging Markets Focus Fund Prospectus  13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      PRINCIPAL RISK(S)
-------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to                              Leverage Risk
meet shareholder redemptions).

Emerging Market Securities
Securities issued by companies tied economically to emerging market                      Emerging Market, Foreign Investment,
countries. Generally, these securities have the same type of risks as                    Regulatory, Liquidity and
foreign securities, but to a higher degree.                                              Currency Risk

Foreign Securities
Equity securities issued by a non-U.S. company which may be in the form of               Foreign Investment, Regulatory,
an ADR or similar investment.                                                            Liquidity and Currency Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of                Liquidity Risk
business within seven days at the value determined by the Fund. Limited to
15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and financial institutions        Counter-Party and
to increase return on those securities. Loans may be made up to the limits               Leverage Risk
imposed by the Investment Company Act of 1940 ("1940 Act") (currently one-third of total assets, including the value of the collateral received).

Options
The right or obligation to receive or deliver a security or cash payment                 Liquidity Risk
depending on the security's price or the performance of an index or benchmark.
Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds, which will cause                Market Risk
Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may or may not be resold               Liquidity Risk
in accordance with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually with interest.

14   Montgomery Emerging Markets Focus Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------------------------------
                                              BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------------
                                      Supervises the Fund's activities
-----------------------------------------------------------------------------------------------------------
        INVESTMENT ADVISER                                        CUSTODIAN
-----------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                       Wells Fargo Bank Minnesota, N.A.
525 Market Street                                       6th Street & Marquette
San Francisco, CA                                       Minneapolis, MN

Manages the Fund's investment activities                Provides safekeeping for the Fund's assets
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                           INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------------------------------
                                   Wells Capital Management Incorporated
                                   525 Market Street
                                   San Francisco, CA

                               Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                      TRANSFER
          ADMINISTRATOR                                                AGENT
-----------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                       Boston Financial Data Service, Inc
525 Market Street                                       Two Heritage Drive
San Francisco, CA                                       Quincy, MA

Manages the Fund's                                      Maintains records of shares and
business activities                                     supervises the payment of dividends
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                 FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------------
                       Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------

                           Montgomery Emerging Markets Focus Fund Prospectus  15

Organization and Management of the Fund
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

Dormant Multi-Manager Structure
The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers;
(ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser
Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of September 30, 2002, Wells Capital Management managed assets aggregating in excess of $106 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

16   Montgomery Emerging Markets Focus Fund Prospectus

--------------------------------------------------------------------------------

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                           Montgomery Emerging Markets Focus Fund Prospectus  17

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    The Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..    We determine the NAV of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. See the Statement of Additional Information for further disclosure.

..    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..    The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

Redemption Fee
A 2.00% redemption fee will be assessed on the NAV of shares redeemed or exchanged within three months after purchase and will be deducted from the redemption proceeds otherwise payable to the shareholder. The redemption fee for the Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund's portfolio caused by short-term investments. This redemption fee will be retained by the Fund.

18  Montgomery Emerging Markets Focus Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

..    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

..    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

..    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

..    Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

..    Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Fund; and

..    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                           Montgomery Emerging Markets Focus Fund Prospectus  19

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

..    Redemption proceeds are usually wired to the redeeming Institution the following business day.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

20  Montgomery Emerging Markets Focus Fund Prospectus

                                                                       Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

..    You may make exchanges only between like share classes of non-money market
     Funds and the Service Class shares of money market Funds.

Contact your account representative for further details.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

                           Montgomery Emerging Markets Focus Fund Prospectus  21

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Fund makes any distributions of net investment income and capital gains, if any, at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro-rata portion of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. We expect the Fund to be eligible to make this election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

22  Montgomery Emerging Markets Focus Fund Prospectus

Portfolio Manager
--------------------------------------------------------------------------------

Josephine Jimenez, CFA
Montgomery Emerging Markets Focus Fund since 2003
Ms. Jimenez joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Ms. Jimenez was a senior portfolio manager with Montgomery Asset Management, which she joined in 1991 to launch and manage the firm's emerging markets funds. In addition to managing the emerging markets strategies at Montgomery since 1992, Ms. Jimenez managed the Montgomery Emerging Markets Focus Fund since its inception in 1997. Prior to joining Montgomery, Ms. Jimenez was a portfolio manager at Emerging Markets Investors Corporation. From 1981 through 1988, she analyzed U.S. equity securities, first at Massachusetts Mutual Life Insurance Company, then at Shawmut Corporation. Ms. Jimenez received her M.S. degree from the Massachusetts Institute of Technology and her B.S. degree from New York University.

                           Montgomery Emerging Markets Focus Fund Prospectus  23

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
An increase in the value of a security.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

Emerging Markets
Financial markets associated with a country that is considered by the international financial community and international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, to have an "emerging" stock market. These financial markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

Emerging Market Securities
Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country;
(2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

24  Montgomery Emerging Markets Focus Fund Prospectus

--------------------------------------------------------------------------------

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                           Montgomery Emerging Markets Focus Fund Prospectus  25

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED
BY CALLING YOUR INVESTMENT
PROFESSIONAL

P061 (2/03)
ICA Reg. No.                                                    [LOGO]
811-09253                                              Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONTGOMERY SMALL CAP FUND

                                                                     -----------
                                                                      PROSPECTUS
                                                                     -----------

                         Class A, Class B, Class C

                                                                February 5, 2003

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This page intentionally left blank]

Table of Contents                                                       Montgomery Small Cap Fund
-------------------------------------------------------------------------------------------------
Overview                                    Objective and Principal Strategy                    4

Important summary information               Summary of Important Risks                          6
about the Fund.

                                            Performance History                                 7

                                            Summary of Expenses                                 8

                                            Key Information                                    10

-------------------------------------------------------------------------------------------------
The Fund                                    Montgomery Small Cap Fund                          11

Important information about                 Additional Strategies and
the Fund.                                    General Investment Risks                          12

                                            Organization and Management
                                             of the Fund                                       15

-------------------------------------------------------------------------------------------------
Your Investment                             A Choice of Share Classes                          18

How to open an account and                  Reductions and Waivers of Sales Charges            21
how to buy, sell and exchange
Fund shares.
                                            Exchanges                                          24


                                            Your Account                                       25

                                              How to Buy Shares                                27

                                              How to Sell Shares                               30

-------------------------------------------------------------------------------------------------
Reference                                   Additional Services and Other Information          32

Additional information and term             Portfolio Managers                                 34
definitions.
                                            Glossary                                           35

FUND OVERVIEW
--------------------------------------------------------------------------------

See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
  FUND                              OBJECTIVE
--------------------------------------------------------------------------------

  Montgomery Small Cap Fund         Seeks long-term capital appreciation.

4    Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

     We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. We principally invest in small-sized companies that have market capitalizations of less than $2 billion at the time of purchase.

                                         Montgomery Small Cap Fund Prospectus  5

SUMMARY OF IMPORTANT RISKS
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..   the individual Fund description beginning on page 11;

..   the "Additional Strategies and General Investment Risks" section beginning on page 12;and

..   the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

EQUITY SECURITIES
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

SMALL COMPANY SECURITIES
The Fund invests in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

6    Montgomery Small Cap Fund Prospectus

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

     The Fund has been in operation for less than one calendar year, therefore, no performance information is shown.

                                         Montgomery Small Cap Fund Prospectus  7

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

----------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------
                                                                           MONTGOMERY SMALL CAP
                                                                                   FUND
                                                                 -----------------------------------------
                                                                 CLASS A           CLASS B         CLASS C
----------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                5.75%             None            1.00%

 Maximum deferred sales charge (load) (as a percentage
 of the lower of the Net Asset Value ("NAV") at purchase
 or the NAV at redemption)                                          None/1/           5.00%           1.00%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                                                                           MONTGOMERY SMALL CAP
                                                                                   FUND
                                                                 -----------------------------------------
                                                                 CLASS A           CLASS B         CLASS C
----------------------------------------------------------------------------------------------------------
 Management Fees                                                    0.90%             0.90%           0.90%
 Distribution (12b-1) Fees                                          0.00%             0.75%           0.75%
 Other Expenses/2/                                                  0.80%             0.82%           0.82%
-----------------------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               1.70%             2.47%           2.47%
-----------------------------------------------------------------------------------------------------------
 Fee Waivers                                                        0.30%             0.32%           0.32%
-----------------------------------------------------------------------------------------------------------
 NET EXPENSES/3/                                                    1.40%             2.15%           2.15%
-----------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo Bank & Company.
/3/ The adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Montgomery Small Cap Fund Prospectus

                                                             SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

 These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

 You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                          MONTGOMERY SMALL CAP
                                                  FUND
--------------------------------------------------------------------------------
                                   CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
      1 YEAR                      $     709    $     718     $     416
      3 YEARS                     $   1,052    $   1,039     $     832
--------------------------------------------------------------------------------

 You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

                                          MONTGOMERY SMALL CAP
                                                  FUND
--------------------------------------------------------------------------------
                                   CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
      1 YEAR                      $     709    $     218     $     316
      3 YEARS                     $   1,052    $     739     $     832
--------------------------------------------------------------------------------

                                         Montgomery Small Cap Fund Prospectus  9

KEY INFORMATION
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------
     IMPORTANT INFORMATION YOU SHOULD LOOK FOR AS YOU DECIDE TO INVEST IN THE
     FUND:
     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------
     INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.

     ---------------------------------------------------------------------------
     PERMITTED INVESTMENTS
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

     ---------------------------------------------------------------------------
     IMPORTANT RISK FACTORS
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   Montgomery Small Cap Fund Prospectus

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

     PORTFOLIO MANAGERS: Jerome "Cam" Philpott, CFA; Charles I. Reed, CFA; Stuart Roberts

     ---------------------------------------------------------------------------
     INVESTMENT OBJECTIVE
     The Montgomery Small Cap Fund seeks long-term capital appreciation.

     ---------------------------------------------------------------------------
     INVESTMENT STRATEGIES
     We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. We principally invest in small-sized companies that have a market capitalization of less than $2 billion at the time of purchase. We focus our investment strategy on identifying and investing in rapidly growing small-sized companies that are in an early or transitional stage of their development, before their potential is discovered by the market.

     ---------------------------------------------------------------------------
     PERMITTED INVESTMENTS
     Under normal circumstances, we invest:

     .    at least 80% of the Fund's assets in small cap securities.

     ---------------------------------------------------------------------------
     IMPORTANT RISK FACTORS
     The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading exposure, and may generate higher short-term capital gains.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

                                         Montgomery Small Cap Fund Prospectus 11

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Montgomery Small Cap Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that the Fund will meet its investment objective.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

12   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     COUNTER-PARTY RISK--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     LEVERAGE RISK--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     LIQUIDITY RISK--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     MARKET RISK--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     SMALL COMPANY INVESTMENT RISK--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                         Montgomery Small Cap Fund Prospectus 13

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTMENT PRACTICE/RISK
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------
  INVESTMENT PRACTICE                                         PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
  BORROWING POLICIES
  The ability to borrow money for temporary purposes
  (e.g. to meet shareholder redemptions).                     Leverage Risk

  ILLIQUID SECURITIES
  A security which may not be sold or disposed of in          Liquidity Risk
  the ordinary course of business within seven days
  at the value determined by the Fund. Limited to
  15% of net assets.

  LOANS OF PORTFOLIO SECURITIES
  The practice of loaning securities to brokers,              Counter-Party and
  dealers and financial institutions to increase              Leverage Risk
  return on those securities. Loans may be made up
  to the limits imposed by the Investment Company
  Act of 1940 ("1940 Act") (currently one-third of
  total assets, including the value of the
  collateral received).

  OPTIONS
  The right or obligation to receive or deliver a             Liquidity Risk
  security or cash payment depending on the
  security's price or the performance of an index or
  benchmark. Types of options used may include:
  options on securities, options on a stock index,
  stock index futures and options on stock index
  futures to protect liquidity and portfolio value.

  OTHER MUTUAL FUNDS
  Investments by the Fund in shares of other mutual           Market Risk
  funds, which will cause Fund shareholders to bear
  a pro rata portion of the other fund's expenses,
  in addition to the expenses paid by the Fund.

  PRIVATELY ISSUED SECURITIES
  Securities that are not publicly traded but which           Liquidity Risk
  may or may not be resold in accordance with Rule
  144A under the Securities Act of 1933.

  REPURCHASE AGREEMENTS
  A transaction in which the seller of a security             Counter-Party Risk
  agrees to buy back a security at an agreed upon
  time and price, usually with interest.

  SMALL COMPANY SECURITIES
  Investments in small companies, which may be less           Small Company Investment,
  liquid and more volatile than investments in                Market and Liquidity Risks
  larger companies.

14   Montgomery Small Cap Fund Prospectus

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("the Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------------------------
                                           BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------
                                   Supervises the Fund's activities
          INVESTMENT ADVISER                                      CUSTODIAN
-----------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC                   Wells Fargo Bank Minnesota, N.A.
     525 Market Street                                   6th & Marquette
     San Francisco, CA                                   Minneapolis, MN

     Manages the Fund's investment activities            Provides safekeeping for the Fund's assets
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                        INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------------------------
                                 Wells Capital Management Incorporated
                                 525 Market Street
                                 San Francisco, CA

                                 Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      SHAREHOLDER
                                                        TRANSFER                       SERVICING
            ADMINISTRATOR                                AGENT                          AGENTS
-----------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC         Boston Financial Data Services, Inc.   Various Agents
     525 Market Street                         Two Heritage Drive
     San Francisco, CA                         Quincy, MA

     Manages the Fund's business activities    Maintains records of shares and        Provide services
                                               supervises the paying of dividends     to customers
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                              FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------
                    Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                             SHAREHOLDERS
-----------------------------------------------------------------------------------------------------

                                         Montgomery Small Cap Fund Prospectus 15

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     THE INVESTMENT ADVISER
     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     DORMANT MULTI-MANAGER STRUCTURE
     The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

     THE SUB-ADVISER
     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity it is responsible for the day-to-day investment management activities of this Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of September 30, 2002, Wells Capital Management managed assets aggregating in excess of $106 billion.

     Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     THE ADMINISTRATOR
     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

16   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     SHAREHOLDER SERVICING PLAN
     We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

     THE TRANSFER AGENT
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                                         Montgomery Small Cap Fund Prospectus 17

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

     After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this
     Prospectus:

     . CLASS A SHARES--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

     . CLASS B SHARES--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

     . CLASS C SHARES--with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

     The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

     You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

     Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

     Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

     Please see the expenses listed for the Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

     CLASS A SHARE SALES CHARGE SCHEDULE
     If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

18   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
     ---------------------------------------------------------------------------
                                  FRONT-END SALES          FRONT-END SALES
                                    CHARGE AS %              CHARGE AS %
            AMOUNT                   OF PUBLIC              OF NET AMOUNT
          OF PURCHASE             OFFERING PRICE              INVESTED

     Less than $50,000                 5.75%                    6.10%

     $50,000 to  $99,999               4.75%                    4.99%

     $100,000 to  $249,999             3.75%                    3.90%

     $250,000 to  $499,999             2.75%                    2.83%

     $500,000 to  $999,999             2.00%                    2.04%

     $1,000,000 and over/1/            0.00%                    0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

     CLASS B SHARE CDSC SCHEDULE
     If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

     ----------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
     ----------------------------------------------------------------------------------------------------------------------
     REDEMPTION WITHIN      1 YEAR      2 YEARS      3 YEARS     4 YEARS      5 YEARS      6 YEARS      7 YEARS     8 YEARS
     CDSC                    5.00%       4.00%        3.00%       3.00%        2.00%        1.00%        0.00%     A shares

     The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

                                         Montgomery Small Cap Fund Prospectus 19

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

     CLASS C SHARE SALES CHARGE
     If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Fund's distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

20   Montgomery Small Cap Fund Prospectus

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

     Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

     CLASS A SHARE REDUCTIONS
     . You pay no sales charges on Fund shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

     . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

     . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

     . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

     If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

     You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one or single trust estate;

     . a trustee or fiduciary purchasing for a single fiduciary relationship; or

     . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

          If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                         Montgomery Small Cap Fund Prospectus 21

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

     CLASS C SHARE REDUCTIONS
     . You pay no sales charge on Class C shares you purchase with the proceeds of a redemption of Class C shares within 120 days of the date of the redemption.

     CLASS B AND CLASS C SHARE CDSC WAIVERS
     . You pay no CDSC on Fund shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)

     . We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

     . We waive the CDSC for all Class B shares and for all Class C shares within the first year of purchase on withdrawals that meet all of the following circumstances:

          . withdrawals are made by participating in the Systematic Withdrawal Program; and

          . withdrawals may not exceed 10% of your Fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

          .    We waive the Class C share CDSC for certain types of accounts.

     WAIVERS FOR CERTAIN PARTIES
     If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

     .    Current and retired employees, directors/trustees and officers of:

          .    Wells Fargo Funds (including any predecessor funds);

          .    Wells Fargo & Company and its affiliates; and

          .    the family members of any of the above.

     .    Current employees of:

          .    Stephens Inc. and its affiliates;

          .    broker-dealers who act as selling agents; and

          . immediate family members (spouse, sibling, parent or child) of any of the above.

     Contact your selling agent for further information.

     You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefit, pension trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with the Fund by a broker-dealer.

     We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

22   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     DISTRIBUTION PLAN
     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The Class B and Class C shares each pay an annual fee of 0.75% of the Fund's average daily net assets. These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                         Montgomery Small Cap Fund Prospectus 23

EXCHANGES
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . You may exchange Class B shares of the Fund for Money Market Fund Class B shares. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

     . Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

24   Montgomery Small Cap Fund Prospectus

YOUR ACCOUNT
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     PRICING FUND SHARES
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest quoted bid price. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     YOU CAN BUY FUND SHARES
     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

                                         Montgomery Small Cap Fund Prospectus 25

YOUR ACCOUNT
--------------------------------------------------------------------------------

     MINIMUM INVESTMENTS
     .    $1,000 minimum initial investment; or

     .    $100 if you use the Systematic Purchase Program; and

     .    $100 for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

     SMALL ACCOUNT REDEMPTIONS
     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

26   Montgomery Small Cap Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Montgomery Small Cap Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

     .    MAIL TO: Wells Fargo Funds           OVERNIGHT MAIL ONLY: Wells Fargo Funds
                   P.O. Box 8266                                    ATTN: CCSU-Boston Financial
                   Boston, MA 02266-8266                            66 Brooks Drive
                                                                    Braintree, MA 02184

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------
     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     .    MAIL TO: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

                                         Montgomery Small Cap Fund Prospectus 27

YOUR ACCOUNT
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY WIRE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------
     . You must first call Investor Services at 1-800-222-8222,option 0,to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     .    All purchases must be made with U.S. dollars.

     . Mail the completed application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    OVERNIGHT APPLICATION TO: Wells Fargo Funds
                                    ATTN: CCSU-Boston Financial
                                    66 Brooks Drive
                                    Braintree, MA 02184

     .    WIRE MONEY TO:            State Street Bank & Trust         ATTENTION:
                                    Boston, MA                        Wells Fargo Funds (Name
                                                                      of Fund, Account Number,
                                    Bank Routing Number:              and Share Class)
                                    ABA 011000028
                                                                      Account Name:
                                    Wire Purchase Account Number:     (Registration Name
                                    9905-437-1                        Indicated on Application)

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------
     . Instruct your wiring bank to transmit at least $100 according to the instructions given below Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    WIRE MONEY TO:            State Street Bank & Trust         ATTENTION:
                                    Boston, MA                        Wells Fargo Funds (Name
                                                                      of Fund, Account Number,
                                    Bank Routing Number:              and Share Class)
                                    ABA 011000028
                                                                      Account Name:
                                    Wire Purchase Account Number:     (Registration Name
                                    9905-437-1                        Indicated on Account)

28   Montgomery Small Cap Fund Prospectus

                                                               HOW TO BUY SHARES
--------------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . You can only make your first purchase of the Fund by phone if you already have an existing Wells Fargo Funds Account.

     . Call Investor Services at 1-800-222-8222,option 0,for an Investor Services Representative or option 2 to use our Automated Voice Response service to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative or option 2 to use our Automated Voice Response service to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Shareholders with an existing Wells Fargo Funds Account may purchase additional shares of a Fund that they already own via the Internet.

     .    Visit our website at www.wellsfargofunds.com to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account

     . Further information is available by calling Investor Services at 1-800-222-8222.

                                         Montgomery Small Cap Fund Prospectus 29

YOUR ACCOUNT
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0, for an Investor Service Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

30   Montgomery Small Cap Fund Prospectus

                                                              HOW TO SELL SHARES
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     . Shareholders with an existing Wells Fargo Funds Account may redeem shares of the Fund via the Internet.

     . Visit our website at www.wellsfargofunds.com to process your redemption request ($100 or more). Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record.

     . Further information is available by calling Investor Services at 1-800-222-8222.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     .    Your redemptions are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or the Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                         Montgomery Small Cap Fund Prospectus 31

ADDITIONAL SERVICES AND OTHER INFORMATION
--------------------------------------------------------------------------------

     AUTOMATIC PROGRAMS
     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . SYSTEMATIC PURCHASE PROGRAM--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

     . SYSTEMATIC EXCHANGE PROGRAM--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . SYSTEMATIC WITHDRAWAL PROGRAM--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

          .    must have a Fund account valued at $10,000 or more;

          .    must have your distributions reinvested; and

          .    may not simultaneously participate in the Systematic Purchase
               Program.

     It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     INCOME AND GAIN DISTRIBUTIONS
     The Fund makes distributions of any net investment income and realized capital gains at least annually.

     We offer the following distribution options:

     . AUTOMATIC REINVESTMENT OPTION--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . CHECK PAYMENT OPTION--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . BANK ACCOUNT PAYMENT OPTION--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

32   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------
     . DIRECTED DISTRIBUTION PURCHASE OPTION--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

     TAXES
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy shares of the Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

     REQUEST FOR MULTIPLE COPIES OF SHAREHOLDER DOCUMENTS
     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

                                         Montgomery Small Cap Fund Prospectus 33

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     JEROME "CAM" PHILPOTT, CFA
     Montgomery Small Cap Fund since 2003
     Mr. Philpott joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. He co-managed the Montgomery Small Cap Fund since 1993. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher & Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his MBA from the Darden School at the University of Virginia and his BA in Economics from Washington and Lee University.

     CHARLES I. REED, CFA
     Montgomery Small Cap Fund since 2003
     Mr. Reed joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Reed was a portfolio manager for Montgomery Asset Management, which he joined in 1997 as an analyst for the Small Cap Equity team. From 1995 to 1997, he was an equity analyst for Berger Associates, Inc. From 1992 to 1995, Mr. Reed worked at Lipper Analytical Services, Inc., performing analysis on mutual fund performance and expenses. He earned his BS in Finance from Colorado State University and his MS in Finance from the University of Colorado.

     STUART ROBERTS
     Montgomery Small Cap Fund since 2003
     Mr. Roberts joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management where he managed the Small Cap Growth Fund since its inception in 1990. He has specialized in small-cap growth investments since 1983. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his MBA from the University of Colorado and his BA in Economics from Bowdoin College.

34   Montgomery Small Cap Fund Prospectus

GLOSSARY
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     BUSINESS DAY
     Any day the New York Stock Exchange is open is a business day for the Fund.

     CAPITAL APPRECIATION, CAPITAL GROWTH
     An increase in the value of a security.

     CAPITALIZATION
     When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

     DERIVATIVES
     Securities whose values are derived in part from the value of another security or index. An example is a stock option.

     DISTRIBUTIONS
     Dividends and/or capital gains paid by a Fund on its shares.

     DIVERSIFIED
     A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     LIQUIDITY
     The ability to readily sell a security at a fair price.

     MONEY MARKET INSTRUMENTS
     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     NET ASSET VALUE ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                                         Montgomery Small Cap Fund Prospectus 35

GLOSSARY
--------------------------------------------------------------------------------

     OPTIONS
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

     PUBLIC OFFERING PRICE ("POP")
     The NAV with the sales load added.

     REPURCHASE AGREEMENT
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     SELLING AGENT
     A person who has an agreement with the Fund's distributor that allows them to sell the Fund's shares.

     SHAREHOLDER SERVICING AGENT
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     SIGNATURE GUARANTEE
     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

     STATEMENT OF ADDITIONAL INFORMATION
     A document that supplements the disclosure made in the Prospectus.

     TAXPAYER IDENTIFICATION NUMBER
     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     TURNOVER RATIO
     The percentage of the securities held in a fund's portfolio, other than short-term securities, that were bought or sold within a year.

     U.S. GOVERNMENT OBLIGATIONS
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

36   Montgomery Small Cap Fund Prospectus

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P063 (2/03)
ICA Reg. No.
811-09253
                                                                [LOGO]
                                                       Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONTGOMERY SMALL CAP FUND

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                February 5, 2003


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                      [This page intentionally left blank]

Table of Contents                                      Montgomery Small Cap Fund
--------------------------------   ---------------------------------------------

Overview                           Objective and Principal Strategy            4

Important summary information      Summary of Important Risks                  6
about the Fund.
                                   Performance History                         7

                                   Summary of Expenses                         8

                                   Key Information                            10

--------------------------------------------------------------------------------
The Fund                           Montgomery Small Cap Fund                  11

Important information about        Additional Strategies and
the Fund.                          General Investment Risks                   12

                                   Organization and Management
                                    of the Fund                               15

--------------------------------------------------------------------------------
Your Investment                    Your Account                               18

How to open an account and           How to Buy Shares                        19
how to buy, sell and exchange
Fund shares.                         How to Sell Shares                       20

                                     Exchanges                                21

--------------------------------------------------------------------------------
Reference                          Other Information                          22

Additional information and term    Portfolio Managers                         23
definitions.
                                   Glossary                                   24

FUND OVERVIEW
--------------------------------------------------------------------------------

See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

   -----------------------------------------------------------------------------
   FUND                                   OBJECTIVE
   -----------------------------------------------------------------------------
   Montgomery Small Cap Fund              Seeks long-term capital appreciation.

4    Montgomery Small Cap Fund Prospectus

   -----------------------------------------------------------------------------
   PRINCIPAL STRATEGY
   -----------------------------------------------------------------------------

   We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. We principally invest in small-sized companies that have market capitalizations of less than $2 billion at the time of purchase.

                                       Montgomery Small Cap Fund Prospectus    5

SUMMARY OF IMPORTANT RISKS
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description beginning on page 11;

..    the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

EQUITY SECURITIES
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

SMALL COMPANY SECURITIES
The Fund invests in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

6    Montgomery Small Cap Fund Prospectus

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

   The Fund has been in operation for less than one calendar year, therefore, no performance information is shown.

                                       Montgomery Small Cap Fund Prospectus    7

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

   These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

-------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
                                                                                MONTGOMERY SMALL
                                                                                    CAP FUND
-------------------------------------------------------------------------------------------------
   Maximum sales charge (load) imposed on purchases (as a percentage
   of offering price)                                                                  None

   Maximum deferred sales charge (load) (as a percentage of the lower of the Net
   Asset Value ("NAV") at purchase or the NAV at redemption)                           None
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
                                                                                MONTGOMERY SMALL
                                                                                     CAP FUND
-------------------------------------------------------------------------------------------------
   Management Fees                                                                      0.90%
   Distribution (12b-1) Fees                                                            0.00%
   Other Expenses/1/                                                                    0.62%
-------------------------------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.52%
-------------------------------------------------------------------------------------------------
   Fee Waivers                                                                          0.32%
-------------------------------------------------------------------------------------------------
   NET EXPENSES/2/                                                                      1.20%
-------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.
/2/ The adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Montgomery Small Cap Fund Prospectus

                                                             SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

   You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                              Montgomery Small
                                                                 Cap Fund
--------------------------------------------------------------------------------
   1 YEAR                                                         $ 122
   3 YEARS                                                        $ 449
--------------------------------------------------------------------------------

                                       Montgomery Small Cap Fund Prospectus    9

KEY INFORMATION
--------------------------------------------------------------------------------

   In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

   -----------------------------------------------------------------------------
   IMPORTANT INFORMATION YOU SHOULD LOOK FOR AS YOU DECIDE TO INVEST IN THE
   FUND:
   The summary information on the previous page is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

   -----------------------------------------------------------------------------
   INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
   The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

   . what the Fund is trying to achieve; and

   . how we intend to invest your money.

   -----------------------------------------------------------------------------
   PERMITTED INVESTMENTS
   A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

   -----------------------------------------------------------------------------
   IMPORTANT RISK FACTORS
   Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

   Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   Montgomery Small Cap Fund Prospectus

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

   PORTFOLIO MANAGERS: Jerome "Cam" Philpott, CFA; Charles I. Reed, CFA; Stuart Roberts

   -----------------------------------------------------------------------------
   INVESTMENT OBJECTIVE
   The Montgomery Small Cap Fund seeks long-term capital appreciation.

   -----------------------------------------------------------------------------
   INVESTMENT STRATEGIES
   We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. We principally invest in small-sized companies that have a market capitalization of less than $2 billion at the time of purchase. We focus our investment strategy on identifying and investing in rapidly growing small-sized companies that are in an early or transitional stage of their development, before their potential is discovered by the market.

   -----------------------------------------------------------------------------
   PERMITTED INVESTMENTS
   Under normal circumstances, we invest:

   . at least 80% of the Fund's assets in small cap securities.

   -----------------------------------------------------------------------------
   IMPORTANT RISK FACTORS
   The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading exposure, and may generate higher short-term capital gains.

   You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

                                       Montgomery Small Cap Fund Prospectus   11

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

   Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

   We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

   Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Montgomery Small Cap Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

   . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

   . We cannot guarantee that the Fund will meet its investment objective.

   . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

   . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

   . An investment in a single Fund, by itself, does not constitute a complete investment plan.

   . The Fund may also use various derivative investments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

12   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------

   What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

   COUNTER-PARTY RISK--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

   LEVERAGE RISK--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

   LIQUIDITY RISK--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

   MARKET RISK--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

   REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

   SMALL COMPANY INVESTMENT RISK--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

   In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                       Montgomery Small Cap Fund Prospectus   13

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTMENT PRACTICE/RISK
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

----------------------------------------------------------------------------------------------------
   INVESTMENT PRACTICE                                                    PRINCIPAL RISK(S)
----------------------------------------------------------------------------------------------------
   BORROWING POLICIES
   The ability to borrow money for temporary purposes (e.g. to            Leverage Risk
   meet shareholder redemptions).

   ILLIQUID SECURITIES
   A security which may not be sold or disposed of in the                 Liquidity Risk
   ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

   LOANS OF PORTFOLIO SECURITIES
   The practice of loaning securities to brokers, dealers and             Counter-Party and
   financial institutions to increase return on those                     Leverage Risk
   securities. Loans may be made up to the limits imposed by
   the Investment Company Act of 1940 ("1940 Act") (currently one-third of total assets, including the value of the
   collateral received).

   OPTIONS
   The right or obligation to receive or deliver a security or            Liquidity Risk
   cash payment depending on the security's price or the
   performance of an index or benchmark.
   Types of options used may include: options on securities,
   options on a stock index, stock index futures and options on stock index futures to protect liquidity and portfolio
   value.

   OTHER MUTUAL FUNDS
   Investments by the Fund in shares of other mutual funds,               Market Risk
   which will cause Fund shareholders to bear a pro rata
   portion of the other fund's expenses, in addition to the
   expenses paid by the Fund.

   PRIVATELY ISSUED SECURITIES
   Securities that are not publicly traded but which may or may           Liquidity Risk
   not be resold in accordance with Rule 144A under the
   Securities Act of 1933.

   REPURCHASE AGREEMENTS
   A transaction in which the seller of a security agrees to              Counter-Party Risk
   buy back a security at an agreed upon time and price,
   usually with interest.

   SMALL COMPANY SECURITIES
   Investments in small companies, which may be less liquid and           Small Company Investment,
   more volatile than investments in larger companies.                    Market and Liquidity Risks

14   Montgomery Small Cap Fund Prospectus

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------------------------
                                         BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------------
                                 Supervises the Fund's activities
--------------------------------------------------------------------------------------------------------
     INVESTMENT ADVISER                                                 CUSTODIAN
--------------------------------------------------------------------------------------------------------
  Wells Fargo Funds Management, LLC                           Wells Fargo Bank Minnesota, N.A.
  525 Market Street                                           6th & Marquette
  San Francisco, CA                                           Minneapolis, MN

  Manages the Fund's investment                               Provides safekeeping for the Fund's assets
  activities
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                     INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------------------------
                           Wells Capital Management Incorporated
                           525 Market Street
                           San Francisco, CA

                           Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                    SHAREHOLDER
                                             TRANSFER                                SERVICING
     ADMINISTRATOR                             AGENT                                   AGENTS
--------------------------------------------------------------------------------------------------------
  Wells Fargo Funds Management, LLC    Boston Financial Data Services, Inc.        Various Agents
  525 Market Street                    Two Heritage Drive
  San Francisco, CA                    Quincy, MA

  Manages the Fund's                   Maintains records of shares and             Provide services
  business activities                  supervises the payment of dividends         to customers
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                              FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------------
                     Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                             SHAREHOLDERS
--------------------------------------------------------------------------------------------------------

                                       Montgomery Small Cap Fund Prospectus   15

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

   THE INVESTMENT ADVISER
   Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

   DORMANT MULTI-MANAGER STRUCTURE
   The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

   Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

   THE SUB-ADVISER
   Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of September 30, 2002, Wells Capital Management managed assets aggregating in excess of $106 billion.

   Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

16   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------

   THE ADMINISTRATOR
   Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

   SHAREHOLDER SERVICING PLAN
   We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.10% of its average daily net assets.

   THE TRANSFER AGENT
   Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                                       Montgomery Small Cap Fund Prospectus   17

YOUR ACCOUNT
--------------------------------------------------------------------------------

   This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

   PRICING FUND SHARES
   . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

   . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

   . We determine the NAV of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. See the Statement of Additional Information for further disclosure.

   . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

   . The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

   MINIMUM INVESTMENTS
   Institutions are required to make a minimum initial investment of $2,000,000 in the Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

18   Montgomery Small Cap Fund Prospectus

                                                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

   Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

   . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

   . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

   . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

   . Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

   . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Fund; and

   . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                                       Montgomery Small Cap Fund Prospectus   19

YOUR ACCOUNT                                                  HOW TO SELL SHARES
--------------------------------------------------------------------------------

   Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

   -----------------------------------------------------------------------------
   GENERAL NOTES FOR SELLING SHARES
   -----------------------------------------------------------------------------

   . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

   . Redemption proceeds are usually wired to the redeeming Institution the following business day.

   . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

20   Montgomery Small Cap Fund Prospectus

                                                                       EXCHANGES
--------------------------------------------------------------------------------

   Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

   . You should carefully read the prospectus for the Fund into which you wish to exchange.

   . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

   . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

   . You may make exchanges only between like share classes of non-money market
     Funds and the Service Class shares of money market Funds.

   Contact your account representative for further details.

   Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

                                       Montgomery Small Cap Fund Prospectus   21

OTHER INFORMATION
--------------------------------------------------------------------------------

   INCOME AND GAIN DISTRIBUTIONS
   The Fund makes any distributions of net investment income and capital gains, if any, at least annually. Contact your Institution for distribution options.

   Remember, distributions have the effect of reducing NAV per share by the amount distributed.

   TAXES
   The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

   We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income, net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

   Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

   If you buy Fund shares shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

   Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

   Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

   REQUEST FOR MULTIPLE COPIES OF SHAREHOLDER DOCUMENTS
   To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

22   Montgomery Small Cap Fund Prospectus

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

   JEROME "CAM" PHILPOTT, CFA
   Montgomery Small Cap Fund since 2003
   Mr. Philpott joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. He co-managed the Montgomery Small Cap Fund since 1993. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher & Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his MBA from the Darden School at the University of Virginia and his BA in Economics from Washington and Lee University.

   CHARLES I. REED, CFA
   Montgomery Small Cap Fund since 2003
   Mr. Reed joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Reed was a portfolio manager for Montgomery Asset Management, which he joined in 1997 as an analyst for the Small Cap Equity team. From 1995 to 1997, he was an equity analyst for Berger Associates, Inc. From 1992 to 1995, Mr. Reed worked at Lipper Analytical Services, Inc., performing analysis on mutual fund performance and expenses. He earned his BS in Finance from Colorado State University and his MS in Finance from the University of Colorado.

   STUART ROBERTS
   Montgomery Small Cap Fund since 2003
   Mr. Roberts joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management where he managed the Small Cap Growth Fund since its inception in 1990. He has specialized in small-cap growth investments since 1983. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his MBA from the University of Colorado and his BA in Economics from Bowdoin College.

                                       Montgomery Small Cap Fund Prospectus   23

GLOSSARY
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

   ACH
   Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

   BUSINESS DAY
   Any day the New York Stock Exchange is open is a business day for the Fund.

   CAPITAL APPRECIATION, CAPITAL GROWTH
   An increase in the value of a security.

   CAPITALIZATION
   When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

   DERIVATIVES
   Securities whose values are derived in part from the value of another security or index. An example is a stock option.

   DISTRIBUTIONS
   Dividends and/or capital gains paid by the Fund on its shares.

   DIVERSIFIED
   A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

   FDIC
   The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

   INSTITUTION
   Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Fund on behalf of groups of investors.

   LIQUIDITY
   The ability to readily sell a security at a fair price.

   MONEY MARKET INSTRUMENTS
   High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

   NET ASSET VALUE ("NAV")
   The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

24   Montgomery Small Cap Fund Prospectus

--------------------------------------------------------------------------------

   OPTIONS
   An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

   REPURCHASE AGREEMENT
   An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

   SHAREHOLDER SERVICING AGENT
   Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

   STATEMENT OF ADDITIONAL INFORMATION
   A document that supplements the disclosure made in the Prospectus.

   TURNOVER RATIO
   The percentage of the securities held in a fund's portfolio, other than short-term securities, that were bought or sold within a year.

   U.S. GOVERNMENT OBLIGATIONS
   Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                       Montgomery Small Cap Fund Prospectus   25

   YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

   STATEMENT OF ADDITIONAL INFORMATION
   supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

   ANNUAL/SEMI-ANNUAL REPORTS
   provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

   THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
   Call: 1-800-222-8222

   Write to:
   Wells Fargo Funds
   P.O. Box 8266
   Boston, MA 02266-8266; or

   Visit the SEC's website at http://www.sec.gov

   REQUEST COPIES FOR A FEE BY WRITING TO:
   SEC Public Reference Room
   Washington, DC 20549-6009; or
   by electronic request at publicinfo@sec.gov
   Call: 1-800-SEC-0330 for details

   ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P064 (2/03)                                            [LOGO]
ICA Reg. No.                                           Printed on Recycled Paper
811-09253

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                 SELECT CLASS

                                                                February 5, 2003


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This page intentionally left blank]

Table of Contents                 Montgomery Institutional Emerging Markets Fund
--------------------------------------------------------------------------------

Overview                           Objective and Principal Strategy            4

Important summary information      Summary of Important Risks                  6
about the Fund.
                                   Performance History                         7

                                   Summary of Expenses                         8

                                   Key Information                            10
--------------------------------------------------------------------------------
The Fund                           Montgomery Institutional Emerging
                                    Markets Fund                              11
Important information about
the Fund.                          Additional Strategies and
                                    General Investment Risks                  12

                                   Organization and Management
                                    of the Fund                               16
--------------------------------------------------------------------------------
Your Investment                    Your Account                               18

How to open an account and           How to Buy Shares                        19
how to buy, sell and exchange
Fund shares.                         How to Sell Shares                       20

                                     Exchanges                                21
--------------------------------------------------------------------------------
Reference                          Other Information                          22

Additional information and term    Portfolio Managers                         23
definitions.
                                   Glossary                                   24

FUND OVERVIEW
--------------------------------------------------------------------------------

See the Fund description in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
     FUND                                  OBJECTIVE
--------------------------------------------------------------------------------
     Montgomery Institutional Emerging
     Markets Fund                          Seeks long-term capital appreciation.

4    Montgomery Institutional Emerging Markets Fund Prospectus

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     PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
     We invest in a diversified portfolio of equity securities of companies tied economically to emerging market countries.

                  Montgomery Institutional Emerging Markets Fund Prospectus    5

SUMMARY OF IMPORTANT RISKS
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description beginning on page 11;

..    the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

EQUITY SECURITIES
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

FOREIGN INVESTMENTS
The Fund invests in foreign investments, which are subject to greater and more risks than U.S./domestic investments. These additional risks include potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

EMERGING MARKET SECURITIES
The Fund invests principally in emerging market securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements.

6    Montgomery Institutional Emerging Markets Fund Prospectus

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

     The Fund has been in operation for less than one calendar year, therefore, no performance information is shown.

                  Montgomery Institutional Emerging Markets Fund Prospectus    7

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                        MONTGOMERY INSTITUTIONAL
                                                         EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                             None

  Maximum deferred sales charge (load) (as a
  percentage of the lower of the Net Asset Value
  ("NAV") at purchase or the NAV at redemption)                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                        MONTGOMERY INSTITUTIONAL
                                                          EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  Management Fees                                                 1.10%
  Distribution (12b-1) Fees                                       0.00%
  Other Expenses/1/                                               0.57%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES                            1.67%
--------------------------------------------------------------------------------
  Fee Waivers                                                     0.42%
--------------------------------------------------------------------------------
  NET EXPENSES/2/                                                 1.25%
--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.
/2/ The adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Montgomery Institutional Emerging Markets Fund Prospectus

                                                             SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                  MONTGOMERY INSTITUTIONAL
                                                   EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  1 YEAR                                                 $ 127
  3 YEARS                                                $ 486
--------------------------------------------------------------------------------

                  Montgomery Institutional Emerging Markets Fund Prospectus    9

KEY INFORMATION
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------
     IMPORTANT INFORMATION YOU SHOULD LOOK FOR AS YOU DECIDE TO INVEST IN THE
     FUND:
     The summary information on the previous page is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------
     INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.

     ---------------------------------------------------------------------------
     PERMITTED INVESTMENTS
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

     ---------------------------------------------------------------------------
     IMPORTANT RISK FACTORS
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   Montgomery Institutional Emerging Markets Fund Prospectus

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

     PORTFOLIO MANAGER: Josephine Jimenez, CFA; Frank Chiang

     ---------------------------------------------------------------------------
     INVESTMENT OBJECTIVE
     The Montgomery Institutional Emerging Markets Fund seeks long-term capital appreciation.

     ---------------------------------------------------------------------------
     INVESTMENT STRATEGIES
     We invest in a diversified equity portfolio of companies tied economically to emerging market countries. We combine in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. We travel to emerging market countries to gain firsthand insight into the economic, political and social trends that affect investment in those countries. We allocate the Fund's assets among emerging markets with stable or improving macroeconomic environments and invest in companies within those countries that we believe have high capital appreciation potential without excessive risks.

     ---------------------------------------------------------------------------
     PERMITTED INVESTMENTS
     Under normal circumstances, we invest:

     .    at least 80% of the Fund's assets in emerging market securities; and

     .    in a minimum of six emerging market countries in Latin
          America, Asia, Europe, Africa and the Middle East.

     As part of our investment strategy we may invest up to 35% of total assets in a single emerging market country.

     ---------------------------------------------------------------------------
     IMPORTANT RISK FACTORS
     The Fund is primarily subject to the risks described on page 6.

     The Fund invests principally in emerging market securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks--such as those related to social unrest or political upheaval--that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements. Because the Fund may invest a large percentage of its assets in a single emerging market country, the value of an investment in the Fund may be more volatile and subject to greater risks than will an investment in a mutual fund that is more broadly diversified.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

                  Montgomery Institutional Emerging Markets Fund Prospectus   11

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Montgomery Institutional Emerging Markets Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that the Fund will meet its investment objective.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Fund may also use various derivative investments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

12   Montgomery Institutional Emerging Markets Fund Prospectus

--------------------------------------------------------------------------------
     What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     COUNTER-PARTY RISK--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     CURRENCY RISK--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     EMERGING MARKET RISK--The additional risks associated with emerging markets, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

     FOREIGN INVESTMENT RISK--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity, greater price volatility and those risks related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists, and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

     LEVERAGE RISK--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     LIQUIDITY RISK--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     MARKET RISK--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                  Montgomery Institutional Emerging Markets Fund Prospectus   13

ADDITIONAL STRATEGIES AND GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTMENT PRACTICE/RISK
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

---------------------------------------------------------------------------------------------------------------
  INVESTMENT PRACTICE                                                        PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------------------------
  BORROWING POLICIES
  The ability to borrow money for temporary purposes (e.g. to                Leverage Risk
  meet shareholder redemptions).

  EMERGING MARKET SECURITIES
  Securities issued by companies tied economically to emerging               Emerging Market, Foreign Investment,
  market countries. Generally, these securities have the same                Regulatory, Liquidity and
  type of risks as foreign securities, but to a higher degree.               Currency Risk

  FOREIGN SECURITIES
  Equity securities issued by a non-U.S. company which may be in             Foreign Investment, Regulatory,
  the form of an ADR or similar investment.                                  Liquidity and Currency Risk

  ILLIQUID SECURITIES
  A security which may not be sold or disposed of in the ordinary            Liquidity Risk
  course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

  LOANS OF PORTFOLIO SECURITIES
  The practice of loaning securities to brokers, dealers and financial       Counter-Party and
  institutions to increase return on those securities. Loans may be          Leverage Risk
  made up to the limits imposed by the Investment Company Act of 1940
  ("1940 Act") (currently one-third of total assets, including the value of the collateral received).

  OPTIONS
  The right or obligation to receive or deliver a security or cash           Liquidity Risk
  payment depending on the security's price or the performance of an index or benchmark. Types of options used may include:
  options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and portfolio value.

  OTHER MUTUAL FUNDS
  Investments by the Fund in shares of other mutual funds, which             Market Risk
  will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

  PRIVATELY ISSUED SECURITIES
  Securities that are not publicly traded but which may or may not be        Liquidity Risk
  resold in accordance with Rule 144A under the Securities Act of 1933.

  REPURCHASE AGREEMENTS
  A transaction in which the seller of a security agrees to buy back a       Counter-Party Risk
  security at an agreed upon time and price, usually with interest.

14   Montgomery Institutional Emerging Markets Fund Prospectus

                                              THIS PAGE INTENTIONALLY LEFT BLANK
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ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------------------------
                                            BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------------
                                     Supervises the Fund's activities
--------------------------------------------------------------------------------------------------------
       INVESTMENT ADVISER                                          CUSTODIAN
--------------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC                        Wells Fargo Bank Minnesota, N.A.
     525 Market Street                                        6th & Marquette
     San Francisco, CA                                        Minneapolis, MN

     Manages the Fund's investment activities                 Provides safekeeping for the Fund's assets

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                         INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------------------------
                                  Wells Capital Management Incorporated
                                  525 Market Street
                                  San Francisco, CA

                                  Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                       SHAREHOLDER
                                              TRANSFER                                  SERVICING
       ADMINISTRATOR                           AGENT                                      AGENTS
--------------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC    Boston Financial Data Services, Inc.         Various Agents
     525 Market Street                    Two Heritage Drive
     San Francisco, CA                    Quincy, MA

     Manages the Fund's                   Maintains records of shares and              Provide services
     business activities                  supervises the payment of dividends          to customers
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                               FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------------
                     Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                               SHAREHOLDERS
--------------------------------------------------------------------------------------------------------

16   Montgomery Institutional Emerging Markets Fund Prospectus

--------------------------------------------------------------------------------
     THE INVESTMENT ADVISER
     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     DORMANT MULTI-MANAGER STRUCTURE
     The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

     THE SUB-ADVISER
     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of September 30, 2002, Wells Capital Management managed assets aggregating in excess of $106 billion.

     Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     THE ADMINISTRATOR
     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     THE TRANSFER AGENT
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                  Montgomery Institutional Emerging Markets Fund Prospectus   17

YOUR ACCOUNT
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     PRICING FUND SHARES
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     MINIMUM INVESTMENTS
     Institutions are required to make a minimum initial investment of $5,000,000 in the Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

18   Montgomery Institutional Emerging Markets Fund Prospectus

                                                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

     Typically, Select Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Select Class shares of the Fund should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Select Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Fund; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                  Montgomery Institutional Emerging Markets Fund Prospectus   19

YOUR ACCOUNT                                                  HOW TO SELL SHARES
--------------------------------------------------------------------------------

     Select Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

20   Montgomery Institutional Emerging Markets Fund Prospectus

                                                                       EXCHANGES
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     . You may make exchanges only between like share classes of non-money market Funds and the Service Class shares of money market Funds.

     Contact your account representative for further details.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

                  Montgomery Institutional Emerging Markets Fund Prospectus   21

OTHER INFORMATION
--------------------------------------------------------------------------------

     INCOME AND GAIN DISTRIBUTIONS
     The Fund makes distributions of any net investment income and realized capital gains at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     TAXES
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro-rata portion of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. We expect the Fund to be eligible to make this election.

     If you buy shares of the Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

     REQUEST FOR MULTIPLE COPIES OF SHAREHOLDER DOCUMENTS
     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

22   Montgomery Institutional Emerging Markets Fund Prospectus

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     JOSEPHINE JIMENEZ, CFA
     Montgomery Institutional Emerging Markets Fund since 2003
     Ms. Jimenez joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Ms. Jimenez was a senior portfolio manager with Montgomery Asset Management, which she joined in 1991 to launch the firm's emerging markets discipline. She managed the Montgomery Emerging Markets Focus Fund since its inception in 1997. Prior to joining Montgomery, Ms. Jimenez was a portfolio manager at Emerging Markets Investors Corporation. From 1981 through 1988, she analyzed U.S. equity securities, first at Massachusetts Mutual Life Insurance Company, then at Shawmut Corporation. Ms. Jimenez received her M.S. degree from the Massachusetts Institute of Technology and her B.S. degree from New York University.

     FRANK CHIANG
     Montgomery Institutional Emerging Markets Fund since 2003
     Mr. Chiang joined Wells Capital Management in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Chiang was a portfolio manager with Montgomery Asset Management, which he joined in 1996 to co-manage the Emerging Markets Funds. From 1993 to 1996, Mr. Chiang was with TCW Asia Ltd., Hong Kong, where he was a managing director and portfolio manager responsible for TCW's Asian equity strategy. Prior to that he was associate director and portfolio manager for Wardley Investment Services, Hong Kong, where he created and managed three dedicated China funds. Mr. Chiang has his B.S. degree in Physics and Mathematics from McGill University in Montreal, Canada, and his M.B.A. degree in Finance from New York University. He is fluent in three Chinese dialects: Mandarin, Shanghainese and Cantonese.

                  Montgomery Institutional Emerging Markets Fund Prospectus   23

GLOSSARY
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     AMERICAN DEPOSITORY RECEIPTS ("ADRs")
     Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

     BUSINESS DAY
     Any day the New York Stock Exchange is open is a business day for the Fund.

     CAPITAL APPRECIATION, CAPITAL GROWTH
     An increase in the value of a security.

     DERIVATIVES
     Securities whose values are derived in part from the value of another security or index. An example is a stock option.

     DISTRIBUTIONS
     Dividends and/or capital gains paid by the Fund on its shares.

     EMERGING MARKETS
     Financial markets associated with a country that is considered by the international financial community and international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, to have an "emerging" stock market. These financial markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

     EMERGING MARKET SECURITIES
     Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; (2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     INSTITUTION
     Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Fund on behalf of groups of investors.

24   Montgomery Institutional Emerging Markets Fund Prospectus

--------------------------------------------------------------------------------
     LIQUIDITY
     The ability to readily sell a security at a fair price.

     MONEY MARKET INSTRUMENTS
     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     NET ASSET VALUE ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     OPTIONS
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

     REPURCHASE AGREEMENT
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     STATEMENT OF ADDITIONAL INFORMATION
     A document that supplements the disclosure made in the Prospectus.

     U.S. GOVERNMENT OBLIGATIONS
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                  Montgomery Institutional Emerging Markets Fund Prospectus   25

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

PO65 (2/03)                                            [LOGO]
ICA Reg. No.                                           Printed on Recycled Paper
811-09253

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 5, 2003

                     MONTGOMERY EMERGING MARKETS FOCUS FUND
                 MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
                            MONTGOMERY SMALL CAP FUND

         CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS AND SELECT CLASS

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three funds in the Wells Fargo Funds Trust family of funds (the "Fund") -- the Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund and Montgomery Small Cap Fund. The Funds are considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Montgomery Emerging Markets Focus Fund and the Montgomery Small Cap Fund offer Class A, Class B, Class C and Institutional Class shares. The Montgomery Institutional Emerging Markets Fund only offers Select Class shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, also dated February 5, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
Investment Policies...........................................................................1

Additional Permitted Investment Activities and Associated Risks...............................3

Management...................................................................................24

Performance Calculations.....................................................................35

Determination of Net Asset Value.............................................................38

Additional Purchase and Redemption Information...............................................38

Portfolio Transactions.......................................................................41

Fund Expenses................................................................................42

Federal Income Taxes.........................................................................43

Capital Stock................................................................................51

Other........................................................................................53

Counsel......................................................................................53

Independent Auditors.........................................................................53

                               INVESTMENT POLICIES

         Fundamental Investment Policies

         The Funds have adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under 1940 Act) of the outstanding voting securities of a Fund.

The Funds may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies, municipal securities or repurchase agreements

         (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

         (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         Non-Fundamental Investment Policies

         The Funds have adopted the following non-fundamental investment policies which may be changed by the Board of Trustees of the Trust ("Board" or "Trustees") at any time without approval of a Fund's shareholders.

         (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

         (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

         (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

         (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

         (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

         (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (8) Each Fund is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and having a non-fundamental policy in place to comply with the Names Rule, has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

         General

         Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

The Funds may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related Securities."

         Bank Obligations

         The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Borrowing

         The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if a Fund maintains a segregated account.

         Closed-end Investment Companies

         The Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Emerging Markets Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Funds to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

         Commercial Paper

         The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

         Convertible Securities

         The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

         Custodial Receipts for Treasury Securities

         The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Derivative Securities: Futures and Options Contracts

         Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

         The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

         The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

         Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

         The Funds may also purchase options on futures contracts. See "Options Trading" below.

         Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

         The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

         When the Funds write a call on a security, they receive a premium and agree to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call they have written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

         The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

         Purchasing Calls and Puts. A Fund may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. The Funds may not sell puts other than those they previously purchased, nor purchase puts on securities they do not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

         When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

         When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

         Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by a Fund's delivery of the underlying investment.

         Stock Index Futures. The Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

         No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Funds' custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

         Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

         The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser, considers on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

         A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the

Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

         See "Options Trading" below.

         Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, a Fund would be in a worse position than it would have been had it not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which the Funds may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Funds' custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that the Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

         Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectuses or this SAI.

         Emerging Market Securities

         The Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Emerging Markets Fund invest in emerging market securities. The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

         Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

         Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, Columbia, the Czech Republic, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, Singapore, South Africa, Taiwan, Thailand, and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

         There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging market countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

         The Montgomery Emerging Markets Focus Fund does not intend to diversify its portfolio across a large number of emerging market countries. Instead, the Fund's portfolio manager's objective is to concentrate its investments in a small number of emerging market countries (although it may invest in a number of companies in each selected country). Such a heavy concentration may make the Fund's net asset value ("NAV") extremely volatile and, if economic downturns or other events occur that adversely affect one or more of the countries the Fund invests in, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

         Floating- and Variable-Rate Obligations

         The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

         Foreign Obligations and Securities

         The Funds invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make a Fund's value more sensitive to economic, currency and regulatory changes within that country.

         The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Investment income on and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject. The Funds invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

         The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S.

and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, the Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Investment income on and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject.

         Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Illiquid Securities

         The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

         Initial Public Offerings

         The Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

         Loans of Portfolio Securities

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

         A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

         Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services, subject to the exemptive order discussed above, in this regard.

         Money Market Instruments and Temporary Investments

         The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

         Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

         Mortgage-Related and Other Asset-Backed Securities

         The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         Collateralized Mortgage Obligations ("CMOs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

         Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

         Other Investment Companies

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i)

3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         iShares. The Funds may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

         Participation Interests

         The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide a Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and a Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Privately Issued Securities

         The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the adviser to be "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of their net assets in illiquid securities. The adviser, under guidelines approved by Board, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

         Repurchase Agreements.

         The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

         A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

         Reverse Repurchase Agreements

         The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

         Short Sales

         The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Funds and their shareholders.

         Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         Small Company Securities

         The Funds may invest in small capitalization companies, which carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         Synthetic Convertible Securities

         Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

         Unrated Investments

         The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

         U.S. Government Obligations

         The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

         Nationally Recognized Statistical Ratings Organizations

         The ratings of Moody's, S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

         The following information supplements, and should be read in conjunction with, the section in the Prospectuses entitled "Organization and Management of the Funds."

         Trustees and Officers. The Trustees supervise the Funds' activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

         General. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for each of the 95 funds comprising the Trust,Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively, the "Fund Complex"). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                               Position Held with                                        Other Public Company
                               Registrant/           Principal Occupation(s)             or Investment Company
Name, Age and Address          Length of Service/1/  During Past 5 Years                 Directorships
---------------------          --------------------  ---------------------------------   ------------------------
                                               INDEPENDENT TRUSTEES
Thomas S. Goho, 60             Trustee,              Wake Forest University, Calloway                N/A
                               since 1987            School of Business and
                                                     Accountancy, Benson-Pruitt
                                                     Professorship since 1999,
                                                     Associate Professor of
                                                     Finance 1994-1999.

Peter G. Gordon, 60            Trustee, since        Chairman, CEO and Co-Founder of                 N/A
                               1998; (Lead           Crystal Geyser Water Company and
                               Trustee, since        President of Crystal Geyser
                               2001).                Roxane Water Company.

Richard M. Leach, 69           Trustee,              President of Richard M. Leach                   N/A
                               since 1987            Associates (a financial
                                                     consulting firm).

Timothy J. Penny, 51           Trustee,              Senior Counselor to the public                  N/A
                               since 1996            relations firm of Himle-Horner
                                                     and Senior Fellow at the Humphrey
                                                     Institute,
                                                     Minneapolis, Minnesota
                                                     (a public policy organization).

                               Position Held with                                        Other Public Company
                               Registrant/           Principal Occupation(s)             or Investment Company
Name, Age and Address          Length of Service/1/  During Past 5 Years                 Directorships
---------------------          --------------------  ---------------------------------   ------------------------
Donald C. Willeke, 62          Trustee,              Principal of the law firm of                    N/A
                               since 1996            Willeke & Daniels.

                                              INTERESTED/2/ TRUSTEES

Robert C. Brown, 71            Trustee,              Retired. Director, Federal Farm                 N/A
                               since 1992            Credit Banks Funding Corporation
                                                     and Farm Credit System Financial
                                                     Assistance Corporation until
                                                     February 1999.

J. Tucker Morse, 58            Trustee,              Private Investor/Real Estate                    N/A
                               since 1987            Developer; Chairman of White
                                                     Point Capital, LLC.

                                                     OFFICERS

Michael J. Hogan, 43           President,            Executive Vice President of Wells               N/A
                               since 2000            Fargo Bank, N.A.  President of
                                                     Wells Fargo Funds Management, LLC
                                                     since March 2001.  Senior Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from April 1997 to July
                                                     1999.

                               Position Held with                                        Other Public Company
                               Registrant/           Principal Occupation(s)             or Investment Company
Name, Age and Address          Length of Service/1/  During Past 5 Years                 Directorships
---------------------          --------------------  --------------------------------    ------------------------
Karla M. Rabusch, 43           Treasurer,            Senior Vice President of Wells                  N/A
                               since 2000            Fargo Bank, N.A.  Senior Vice
                                                     President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC since
                                                     March 2001.  Vice President of
                                                     Wells Fargo Bank, N.A. from
                                                     December 1997 to May 2000.

C. David Messman, 42           Secretary,            Vice President and Senior Counsel               N/A
                               since 2000            of Wells Fargo Bank, N.A. since
                                                     January 1996.  Vice President and
                                                     Secretary of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001.

----------

/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

         Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

         Compensation. Prior to January 1, 2002, each Trustee received an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also received a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting was held absent a full Board meeting, each attending Trustee received a $1,000 combined fee. These fees applied equally for in-person or telephonic meetings, and Trustees were reimbursed for all out-of-pocket expenses related to attending meetings.

         Effective January 1, 2002, each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended September 30, 2002, the Trustees received the following compensation:

                                   Compensation Table
                               Year Ended September 30, 2002

         Trustee                                               Compensation
         -------                                               ------------
                                  INDEPENDENT TRUSTEES
         Thomas S. Goho                                           $ 65,000
         Peter G. Gordon                                          $ 72,500
         Richard M. Leach                                         $ 65,000
         Timothy J. Penny                                         $ 65,000
         Donald C. Willeke                                        $ 65,000
                                  INTERESTED TRUSTEES
         Robert C. Brown                                          $ 65,000
         W. Rodney Hughes*                                        $ 65,000
         J. Tucker Morse                                          $ 65,000
----------
         *Retired as of 12/31/02.

         Beneficial Equity Ownership Information. As of the date of this SAI, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund

Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                       Dollar Range of Equity Securities
                                                 of the Funds*
                                ----------------------------------------------
                                                  Montgomery
                                Montgomery        Institutional
                                Emerging          Emerging          Montgomery     Aggregate Dollar Range
                                Markets           Markets           Small Cap       of Equity Securities
          Trustee               Focus Fund        Fund              Fund               of Fund Complex
-----------------------------------------------------------------------------------------------------------
                                           INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Thomas S. Goho                       0                 0                0                     D
-----------------------------------------------------------------------------------------------------------
Peter G. Gordon                      0                 0                0                     B
-----------------------------------------------------------------------------------------------------------
Richard M. Leach                     0                 0                0                     0
-----------------------------------------------------------------------------------------------------------
Timothy J. Penny                     0                 0                0                     B
-----------------------------------------------------------------------------------------------------------
Donald C. Willeke                    0                 0                0                     B
-----------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Robert C. Brown                      0                 0                0                     C
-----------------------------------------------------------------------------------------------------------
J. Tucker Morse                      0                 0                0                     D
-----------------------------------------------------------------------------------------------------------

         *For the calendar year 2002, the Trustees did not own shares in the Funds.

         Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, the sub-adviser, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

         Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

         The Board then reviewed statistical information regarding the expenses of the Funds and the expenses and performance information for a "Peer Group" of the Funds, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees.

         The Board then analyzed the Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for each Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for each Fund. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to their respective Codes of Ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with the SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that would provide services to the Funds). The Board analyzed the degree to which a sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser will select brokers and the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination was based on the following factors more fully discussed above: (i) the quality of services provided by the Advisers; (ii) the scope of each Adviser's background and experience; and (iii) an analysis of advisory fees paid by the Funds compared to other similar funds.

         Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly-owned subsidiary of Wells Fargo & Company, and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE
                           FUND                        (AS A PERCENTAGE OF NET ASSETS)
------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                              1.10%
------------------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets Fund                      1.10%
------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                           0.90%
------------------------------------------------------------------------------------------

         General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment Sub-Adviser. Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or "Sub-Adviser") to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

          As compensation for its sub-advisory services, Wells Capital Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE
                           FUND                        (AS A PERCENTAGE OF NET ASSETS)
------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                                0-200M       0.35%
                                                         greater than   200M       0.25%
------------------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets Fund                        0-200M       0.35%
                                                         greater than   200M       0.25%
------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                             0-200M       0.25%
                                                         greater than   200M       0.20%
------------------------------------------------------------------------------------------


          Sub-advisory fees may be paid by Funds Management or directly by a Fund. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

          Administrator. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Fund's transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

          In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Funds's Class A, Class B or Class C shares, 0.25% of average daily net assets of a Fund's Institutional Class shares, and 0.15% of the average daily net assets of a Fund's Select Class shares.

         Distributor. Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as distributor for the Funds. The Montgomery Emerging Markets Focus Fund and the Montgomery Small Cap Fund have adopted a distribution plan (the "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

         The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

         Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Trustees have concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

         Shareholder Servicing Agent. The Montgomery Emerging Markets Focus Fund and the Montgomery Small Cap Fund have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class A, Class B or Class C shares and from the Montgomery Small Cap Fund of 0.10% of the average daily net assets of the Institutional Class Shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees and the Non-Interested Trustees.

         The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

         Custodian. Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as the custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.25% of the average daily net assets of the Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Emerging Markets Fund, and 0.02% of the average daily net assets of the Montgomery Small Cap Fund.

         Fund Accountant. PFPC, Inc. ("PFPC" or "Fund Accountant"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for each Fund. For its services as Fund Accountant, PFPC is entitled to receive an annual base fee of $20,000 from each Fund. In addition, each Fund pays a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds and portfolios of the Trusts (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the funds and portfolios. Finally, PFPC is entitled to receive certain out-of-pocket costs.

          ------------------------------------------------------------------
          Average Daily Net Assets          Annual Asset Based Fees
          ------------------------------------------------------------------
          $0 - 85 billion                   0.0057%
          ------------------------------------------------------------------
          greater than $85 billion          0.0025%
          ------------------------------------------------------------------

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

         Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of each Fund on a continuous basis.

         Code of Ethics.

         The Fund Complex, the Adviser and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

         The Funds have been in operation for less than one calendar year, and therefore the Funds' performance information is not shown.

         The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return. The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

         Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//D//.

         Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

         All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, will be presented in the Funds' Prospectuses.

         From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of a Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Trust Institute also may be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class's past performance with other rated investments.

         From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as Shareholder Servicing Agent for the Trust, provide various services to its customers that are also shareholders of the Fund. These services may include access to the Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

         The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of September 30, 2002, Funds Management and its affiliates provided advisory services for over $171 billion in mutual fund assets.

         The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature also may disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from

Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

         NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

         Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

         Each Fund's investments in foreign securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day the Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a

"Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at the Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for a Fund. For further information about this form of payment, please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for purchases of Class A shares is as follows:

             ---------------------------------------------------------------------------------------
                                       FRONT-END SALES      FRONT-END SALES           DEALER
                                         CHARGE AS %          CHARGE AS %            ALLOWANCE
                     AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
                  OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
             ---------------------------------------------------------------------------------------

             ---------------------------------------------------------------------------------------
             Less than $50,000              5.75%                6.10%                 5.00%
             ---------------------------------------------------------------------------------------
             $50,000 to $99,999             4.75%                4.99%                 4.00%
             ---------------------------------------------------------------------------------------
             $100,000 to $249,999           3.75%                3.90%                 3.00%
             ---------------------------------------------------------------------------------------
             $250,000 to $499,999           2.75%                2.83%                 2.25%
             ---------------------------------------------------------------------------------------
             $500,000 to $999,999           2.00%                2.04%                 1.75%
             ---------------------------------------------------------------------------------------
             $1,000,000 and over/1/         0.00%                0.00%                 1.00%
             ---------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

         Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

         Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

         Reduced Sales Charges for Certain Former Montgomery Fund Class P and Class R Shareholders. Effective upon the closing, expected in June 2003, of the proposed reorganization of certain Montgomery Funds into certain Wells Fargo Funds, shareholders who purchased Class P and Class R shares of the Montgomery Funds directly from the Montgomery Funds, and who become Wells Fargo Fund shareholders in the reorganiztion, will be permitted to purchase Class A shares at NAV. Shareholders who did not purchase such shares directly may be permitted to make additional investments in the respective acquiring Wells Fargo Fund at NAV. Please see your account representative for details.

         Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Fund's Sub-Adviser is responsible for a Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contract, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolio consistent with the investment objective and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Funds' portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

                                  FUND EXPENSES

         From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing a prospectus (except the expense of printing and mailing a prospectus used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Trustees deem equitable.

                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities (other than those described in clause (A) limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes all of its investment company taxable income and net capital gain to its shareholders, it generally will not be subject to federal income taxation on such income and gain. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Funds will not be subject to federal income taxation.

         A Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         Equalization Accounting. The Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund's undistributed net investment income and realized capital gains, with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

         Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

         Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         If a Fund acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

         Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or exchange of his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange.

         If a shareholder redeems or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having intially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Emerging Markets Fund expect to qualify for and make the election. However, even if a Fund qualifies for the election, foreign income and similar taxes will only pass-through to a Fund shareholder where (i) the shareholder holds the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the

Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund holds the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend. These holding periods increase for certain dividends on preferred stock.

         An individual with $300 or less of creditable foreign taxes attributable to passive income generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

         Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee

Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

         Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Fund becomes entitled to such dividend income.

         Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

                                  CAPITAL STOCK

         The Funds are three of the Funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

         As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below, as of February 5, 2003, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a Class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF FEBRUARY 5, 2003

                                                                               TYPE OF         PERCENTAGE
                  FUND                     NAME AND ADDRESS                   OWNERSHIP         OF CLASS
         ----------------------     ----------------------------              ---------        ----------
         MONTGOMERY EMERGING
          MARKETS FOCUS FUND
         Class A                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         Class B                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         Class C                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         Instititonal Class         Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         MONTGOMERY
          INSTITUTIONAL
          EMERGING MARKETS FUND
         Select Class               Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         MONTGOMERY SMALL CAP
          FUND
         Class A                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         Class B                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

                                                                               TYPE OF         PERCENTAGE
                  FUND                     NAME AND ADDRESS                   OWNERSHIP         OF CLASS
         ----------------------     -----------------------------             ---------        ----------
         Class C                    Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock, AR 72201

         Institutional Class        Stephens Inc.                               Record            100%
                                    111 Center Street, Suite 300
                                    Little Rock,  AR 72201

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

         The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses is not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.